INVESTMENTS (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Investments		$ 3,500	$ 3,500
White Line B.V [Member]
Ownership interest	5.00%			7.00%
Investments				$ 2,000
Additional invested amount	$ 1,500
Artemis Therapeutics, Inc. [Member]
Ownership interest		3.80%	3.80%
Common stock purchased		198,311	198,311
Carrying value		$ 0	$ 0
Underlying net assets		0	(4)
Market value		$ 206	$ 317
Minimum [Member]
Ownership interest		20.00%
Maturity term of guaranty	3 years
Maximum [Member]
Ownership interest		50.00%
Maturity term of guaranty	5 years